Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ 4,663,000	$ 1,493,000
Deferred income tax assets	35,903,000	26,054,000
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	3,001,000	79,000
Deferred income tax assets	28,136,000	23,730,000
Capital loss carryforward amount	2,003,800
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	1,595,000	1,305,000
Deferred income tax assets	6,809,000	1,521,000
Other Foreign Regions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	68,000	$ 109,000
ITCs [member] | United Kingdom [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 4,043,560